Share-Based Compensation - changes in stock options granted under the plans (Details)	12 Months Ended
	Dec. 31, 2022 Option CAD ($) $ / shares	Dec. 31, 2021 Option $ / shares shares
Share-Based Compensation
Number of options, granted | $	1,538,596
2017 Plan
Share-Based Compensation
Number of options, Outstanding | Option	2,001,822	426,000
Number of options, Forfeited | Option	(64,746)	(32,500)
Number of options, Exercised | Option	(42,949)
Number of options, granted | Option		1,307,000
Number of options, Outstanding | Option	1,894,127	2,001,822
Number of options, exercisable | Option	1,894,127
Options available for granting in future periods | Option	278,405
Weighted average exercise price per share, outstanding | $ / shares	$ 10.31	$ 8.76
Weighted average exercise price per share, Forfeited | $ / shares	11.17	8.76
Weighted average exercise price per share, Exercised | $ / shares	7.44
Exercise price per share | $ / shares		13.15
Weighted average exercise price per share, outstanding | $ / shares	10.34	$ 10.31
Weighted average exercise price per share, Options exercisable | $ / shares	10.34
Adjustments for stock dividends issued in 2021 | shares		(301,322)
Weighted average share price | $ / shares	$ 8.49